September 13, 2017

BNY MELLON FUNDS TRUST

–BNY Mellon Focused Equity Opportunities Fund

Supplement to Prospectus

dated December 30, 2016

Effective September 18, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Focused Equity Opportunities Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Irene D. O'Neill and Luis P. Rhi are the fund's primary portfolio managers.  Ms. O'Neill has held that position since the fund's inception in September 2009 and has been the fund's lead portfolio manager since September 2017.  Mr. Rhi has held that position since September 2017.  Ms. O'Neill and Mr. Rhi are managing director and senior equity analyst, respectively, of The Bank of New York Mellon.  Ms. O'Neill and Mr. Rhi also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective September 18, 2017, the following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Focused Equity Opportunities Fund" and "– Biographical Information":

BNY Mellon Focused Equity Opportunities Fund's primary portfolio managers are Irene D. O'Neill and Luis P. Rhi.

Irene D. O'Neill, CFA, has been a primary portfolio manager of BNY Mellon Focused Equity Opportunities Fund since its inception in September 2009 and its lead portfolio manager since September 2017, of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy and the Large Cap Growth Strategy and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since each fund's inception in July 2010, and of BNY Mellon Large Cap Market Opportunities Fund and of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Dividend Strategy since March 2012. Ms. O'Neill has been employed by Dreyfus since March 2008. She is a managing director and senior portfolio manager of The Bank of New York Mellon, which she joined in 2002.

Luis P. Rhi has been a primary portfolio manager of BNY Mellon Focused Equity Opportunities Fund since September 2017.  Mr. Rhi has been employed by Dreyfus since September 2009.  He is a senior equity analyst and portfolio manager of The Bank of New York Mellon, which he joined in 1998.

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